Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2015		December 31,2014
	RMB	US$	RMB
Buildings	78,769	12,160	77,828
Plant and equipment	764,038	117,946	764,093
Computer equipment	2,449	378	2,459
Furniture and fixtures	13,730	2,120	13,444
Motor vehicles	2,094	323	2,094
	861,080	132,927	859,918
Less: accumulated depreciation	(422,840)	(65,275)	(377,384)
Impairment of plant and equipment	(7,219)	(1,114)	-
	431,021	66,538	482,534

All of the Group's buildings are located in the PRC. As of December 31, 2015 and 2014, property, plant plus land use rights with carrying value totaling RMB18,398 (US$2,840) and RMB100,659 respectively were pledged to banks as collateral for credit limits and loans(see Note 12).

As of December 31, 2015, the mortgaged floor area of facilities and land use right to the bank is 17,180 square meters and 43,878 square meters, respectively.